INVESTMENTS IN UNCONSOLIDATED ENTITIES - Entities Equity In Earnings (Q2) (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Income from investments in unconsolidated entities, net		$ 55,955	$ 38,606	$ 129,988	$ 93,485	$ 226,024	$ 199,233
Payable to TIC [Member]
Investment [Line Items]
Income from investments in unconsolidated entities, net		71,703	70,907	152,063	120,687
Rich Uncles Real Estate Investment Trust 1
Investment [Line Items]
Income from investments in unconsolidated entities, net	$ 109,309	$ (15,748)	$ (32,301)	$ (22,075)	$ (27,202)	$ (43,167)	$ 169,195